Allowance for Credit Losses (Aging By Loan Class) (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	$ 5,597,000	$ 6,132,000	$ 8,642,000
Loans	8,058,961,000	7,430,603,000
Current
Financing receivable recorded investment
Loans	7,995,156,000	7,412,585,000
Total Past Due
Financing receivable recorded investment
Loans	63,805,000	18,018,000
30 to 59 Days
Financing receivable recorded investment
Loans	12,872,000	8,552,000
60 to 89 Days
Financing receivable recorded investment
Loans	5,195,000	2,251,000
90 Days or Greater
Financing receivable recorded investment
Loans	45,738,000	7,215,000
Commercial, financial and agricultural
Financing receivable recorded investment
Loans	4,802,622,000	4,373,373,000
Commercial, financial and agricultural | Domestic | Commercial.
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	539,000	59,000
Loans	1,628,230,000	1,498,754,000
Commercial, financial and agricultural | Domestic | Commercial. | Current
Financing receivable recorded investment
Loans	1,594,022,000	1,495,750,000
Commercial, financial and agricultural | Domestic | Commercial. | Total Past Due
Financing receivable recorded investment
Loans	34,208,000	3,004,000
Commercial, financial and agricultural | Domestic | Commercial. | 30 to 59 Days
Financing receivable recorded investment
Loans	2,387,000	1,732,000
Commercial, financial and agricultural | Domestic | Commercial. | 60 to 89 Days
Financing receivable recorded investment
Loans	1,583,000	258,000
Commercial, financial and agricultural | Domestic | Commercial. | 90 Days or Greater
Financing receivable recorded investment
Loans	30,238,000	1,014,000
Commercial, financial and agricultural | Domestic | Commercial real estate: farmland & commercial
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	4,000
Loans	2,793,553,000	2,568,118,000
Commercial, financial and agricultural | Domestic | Commercial real estate: farmland & commercial | Current
Financing receivable recorded investment
Loans	2,791,665,000	2,566,257,000
Commercial, financial and agricultural | Domestic | Commercial real estate: farmland & commercial | Total Past Due
Financing receivable recorded investment
Loans	1,888,000	1,861,000
Commercial, financial and agricultural | Domestic | Commercial real estate: farmland & commercial | 30 to 59 Days
Financing receivable recorded investment
Loans	1,424,000	1,744,000
Commercial, financial and agricultural | Domestic | Commercial real estate: farmland & commercial | 60 to 89 Days
Financing receivable recorded investment
Loans	371,000	117,000
Commercial, financial and agricultural | Domestic | Commercial real estate: farmland & commercial | 90 Days or Greater
Financing receivable recorded investment
Loans	93,000
Commercial, financial and agricultural | Domestic | Commercial real estate: multifamily
Financing receivable recorded investment
Loans	380,839,000	306,501,000
Commercial, financial and agricultural | Domestic | Commercial real estate: multifamily | Current
Financing receivable recorded investment
Loans	380,140,000	306,501,000
Commercial, financial and agricultural | Domestic | Commercial real estate: multifamily | Total Past Due
Financing receivable recorded investment
Loans	699,000
Commercial, financial and agricultural | Domestic | Commercial real estate: multifamily | 30 to 59 Days
Financing receivable recorded investment
Loans	369,000
Commercial, financial and agricultural | Domestic | Commercial real estate: multifamily | 60 to 89 Days
Financing receivable recorded investment
Loans	330,000
Obligations of states and political subdivisions
Financing receivable recorded investment
Loans	2,091,622,000	1,989,669,000
Obligations of states and political subdivisions | Domestic | Commercial Real Estate: other construction and land development
Financing receivable recorded investment
Loans	2,091,622,000	1,989,669,000
Obligations of states and political subdivisions | Domestic | Commercial Real Estate: other construction and land development | Current
Financing receivable recorded investment
Loans	2,077,917,000	1,988,539,000
Obligations of states and political subdivisions | Domestic | Commercial Real Estate: other construction and land development | Total Past Due
Financing receivable recorded investment
Loans	13,705,000	1,130,000
Obligations of states and political subdivisions | Domestic | Commercial Real Estate: other construction and land development | 30 to 59 Days
Financing receivable recorded investment
Loans	3,460,000	1,130,000
Obligations of states and political subdivisions | Domestic | Commercial Real Estate: other construction and land development | 90 Days or Greater
Financing receivable recorded investment
Loans	10,245,000
Real estate - mortgage
Financing receivable recorded investment
Loans	938,901,000	865,994,000
Real estate - mortgage | Domestic | Residential: first lien
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	2,437,000	4,061,000
Loans	478,032,000	425,724,000
Real estate - mortgage | Domestic | Residential: first lien | Current
Financing receivable recorded investment
Loans	472,236,000	418,444,000
Real estate - mortgage | Domestic | Residential: first lien | Total Past Due
Financing receivable recorded investment
Loans	5,796,000	7,280,000
Real estate - mortgage | Domestic | Residential: first lien | 30 to 59 Days
Financing receivable recorded investment
Loans	1,812,000	2,023,000
Real estate - mortgage | Domestic | Residential: first lien | 60 to 89 Days
Financing receivable recorded investment
Loans	1,439,000	1,068,000
Real estate - mortgage | Domestic | Residential: first lien | 90 Days or Greater
Financing receivable recorded investment
Loans	2,545,000	4,189,000
Real estate - mortgage | Domestic | Residential Junior Lien
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	1,701,000	1,717,000
Loans	460,869,000	440,270,000
Real estate - mortgage | Domestic | Residential Junior Lien | Current
Financing receivable recorded investment
Loans	457,282,000	436,857,000
Real estate - mortgage | Domestic | Residential Junior Lien | Total Past Due
Financing receivable recorded investment
Loans	3,587,000	3,413,000
Real estate - mortgage | Domestic | Residential Junior Lien | 30 to 59 Days
Financing receivable recorded investment
Loans	1,273,000	925,000
Real estate - mortgage | Domestic | Residential Junior Lien | 60 to 89 Days
Financing receivable recorded investment
Loans	613,000	771,000
Real estate - mortgage | Domestic | Residential Junior Lien | 90 Days or Greater
Financing receivable recorded investment
Loans	1,701,000	1,717,000
Consumer
Financing receivable recorded investment
Loans	45,121,000	41,592,000
Consumer | Domestic
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	27,000	7,000
Loans	45,121,000	41,592,000
Consumer | Domestic | Current
Financing receivable recorded investment
Loans	44,820,000	41,290,000
Consumer | Domestic | Total Past Due
Financing receivable recorded investment
Loans	301,000	302,000
Consumer | Domestic | 30 to 59 Days
Financing receivable recorded investment
Loans	263,000	281,000
Consumer | Domestic | 60 to 89 Days
Financing receivable recorded investment
Loans	11,000	14,000
Consumer | Domestic | 90 Days or Greater
Financing receivable recorded investment
Loans	27,000	7,000
Foreign.
Financing receivable recorded investment
Loans	180,695,000	159,975,000
Foreign. | Foreign
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	889,000	288,000
Loans	180,695,000	159,975,000
Foreign. | Foreign | Current
Financing receivable recorded investment
Loans	177,074,000	158,947,000
Foreign. | Foreign | Total Past Due
Financing receivable recorded investment
Loans	3,621,000	1,028,000
Foreign. | Foreign | 30 to 59 Days
Financing receivable recorded investment
Loans	1,884,000	717,000
Foreign. | Foreign | 60 to 89 Days
Financing receivable recorded investment
Loans	848,000	23,000
Foreign. | Foreign | 90 Days or Greater
Financing receivable recorded investment
Loans	$ 889,000	$ 288,000